Organization and Description of Business - Schedule of Revenue (Details) - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue [Line Items]
Net revenues	$ 16,421,951	$ 12,809,211	$ 11,574,877
Net income/(loss)	$ 1,037,892	$ 308,737	$ (869,063)